Business Combinations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Business Combinations

The Company entered into the following material contracts, effective September 2, 2011.

1.	The Company purchased Bobby V’s at a price of $1,110,000, which was paid with the Company's two promissory notes due October 31, 2011, secured by the members’ interests in the acquired limited liability company. The maturity date of the notes is subject to two extensions, the last being through August 31, 2012, and can be paid by issue of shares of the Company’s common stock, at the election of the note holders. The note was extended to December 31, 2011 on October 13, 2011, with the issuance of the 500,000 shares of Company common stock as discussed in item 2, below. These two promissory notes, along with the promissory note issued to purchase Philly described in item 2, below, were extended in unison in exchange for the stock issued.

2.	The Company purchased Philly at a price of $2,590,000, which was paid with the Company's promissory note due October 31, 2011, secured by the common stock in the acquired corporation. The maturity date of the note is subject to two extensions, the last being through August 31, 2012, and can be paid by shares of the Company’s common stock, at the election of the holder. On October 13, 2011, the first extension was granted through December 31, 2011, in exchange for 500,000 shares of the Company’s common stock, which were issued on October 13, 2011. This promissory note, along with the promissory notes issued to purchase Bobby V's described in item 1, above, were extended in unison in exchange for the stock issued.

The Company acquired the Westshore Companies as part of its strategy to make acquisitions that provide vertical integration with its current products.  The Company also believes the acquisitions provide revenue and expansion potential.

Bobby V’s operates one 83 seat pizza and sandwich sports bar in Tampa, Florida.  The restaurant was founded in 1994.  Unaudited gross revenues of the restaurant’s most recently ended 2010 fiscal year were approximately $1,519,000.

Philly franchises to others pizza and sandwich sports bars primarily in Florida and Ohio.  Audited gross revenues of the business’ most recently ended 2010 fiscal year were approximately $731,000.

The Company has employed the prior owner to continue management of Bobby V’s and Philly.  The employment contract is for seven years and calls for an initial annual salary of $450,000 in the aggregate until the Company's notes given in purchase of the subsidiaries are paid and a salary of $150,000 per year after the payment of the notes.

The following table presents unaudited pro forma information of the results of the Company for the periods ended November 30, 2011 and November 30, 2010 as if these acquisitions had taken place at the beginning of the periods presented.

	Six months ended November 30,
	2011	2010
Net Sales	$1,293,287	$1,112,536

Operating Income (Loss)	(433,724)	(342,901)

Net Income (Loss)	$(1,047,023)	$(480,147)

The following table presents an unaudited summary of the purchase price consideration for Bobby V's and Philly:

Bobby V's
Note Payable	$553,151
Note Payable	553,151
Accrued interest	3,698
$1,110,000

Philly
Note Payable	$2,581,372
Accrued interest	8,628
$2,590,000

Allocation of Consideration Transferred

U.S. GAAP, requires, among other things, that the assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The purchase price for Bobby V's and Philly was provisionally allocated to tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date, with the excess being allocated to goodwill, in the following unaudited table:

Bobby V's
Cash and Cash Equivalents	$4,541
Accounts Receivable	15,000
Inventory	11,089
Prepaid Expenses	365
Plant, Property & Equipment	280,041
Identifiable Intangible Assets	495,000
Goodwill	353,031
Current Liabilities	(49,067)
$1,110,000

Philly
Cash and Cash Equivalents	$13,490
Accounts Receivable	137,970
Plant, Property & Equipment	3,954
Identifiable Intangible Assets	2,696,000
Goodwill	88,040
Current Liabilities	(102,387)
Long Term Liabilities	(247,067)
2,590,000

Management's purchase price allocation is provisional (which may impact intangible asset valuations and the purchase price allocation), until the Company receives an independent purchase price allocation report which is expected to be delivered soon.